Business combinations - Acquisitions in 2022 – assessments concluded in 2023 (Details)	12 Months Ended
	Dec. 31, 2023 BRL (R$) segment	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about business combination [line items]
Non-controlling interests arising on a business combination			R$ 50,252,000
Payment of contingencies	R$ (34,012,000)	R$ (9,799,000)	R$ (10,180,000)
SimplesVet
Disclosure of detailed information about business combination [line items]
Non-controlling interest in acquiree recognised at acquisition date	12,424,000
Hubcount [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	36,000	36,000
Measurement Period Adjustments Recognized For Cash And Cash Equivalents	0
Trade and other receivables recognised as of acquisition date	235,000	235,000
Measurement Period Adjustments Recognized For Trade Accounts Receivable	0
Recoverable Taxes Recognized As Of Acquisition Date	42,000	42,000
Measurement Period Adjustments Recognized For Recoverable Taxes	0
Property and equipment	205,000	205,000
Measurement Period Adjustments Recognized For Property, Plant And Equipment	0
Intangible assets - Customer relationship	1,940,000	0
Intangible asset - Customer relationship	1,940,000
Intangible asset - Software	2,104,000	0
Intangible asset - Software	2,104,000
Other assets recognised as of acquisition date	460,000	460,000
Measurement Period Adjustments Recognized For Other Assets	0
Assets recognised as of acquisition date	5,022,000	978,000
Measurement Period Adjustments Recognized For Assets	4,044,000
Trade and other payables recognised as of acquisition date	79,000	79,000
Measurement Period Adjustments Recognized For Trade Accounts Payable	0
Labor and social security liabilities recognised as of acquisition date	313,000	313,000
Measurement Period Adjustments Recognized For Labor And Social Security Liabilities	0
Current Tax Liabilities Recognized As Of Acquisition Date	41,000	41,000
Measurement Period Adjustments Recognized For Current Tax Liabilities	0
Deferred tax liabilities recognised as of acquisition date	1,375,000	0
Measurement Period Adjustments Recognized For Deferred Tax Liabilities	1,375,000
Other Liabilities Recognised As Of Acquisition Date	87,000	87,000
Measurement Period Adjustments Recognized For Other Liabilities	0
Liabilities recognised as of acquisition date	1,895,000	520,000
Measurement Period Adjustments Recognized For Liabilities	1,375,000
Identifiable assets acquired (liabilities assumed)	3,127,000	458,000
Non-controlling interests arising on a business combination	2,669,000
Consideration transferred, acquisition-date fair value	11,124,000	10,615,000
Consideration paid	509,000
Goodwill	7,997,000	10,157,000
Increase (decrease) in goodwill	(2,160,000)
Cash Transferred As Of Acquisition Date	7,500,000	7,500,000
Cash consideration paid to the selling shareholders	0
Cash To Be Transferred After Acquisition Date	2,659,000	3,000,000
Cash consideration to be paid to the selling shareholders	(341,000)
Call Option In The Acquiree At Acquisition Date Adjustment	(1,534,000)
Call option in the acquiree	(1,534,000)	0
Non-controlling interest in acquiree recognised at acquisition date	782,000	115,000
Non controlling Interest In Acquiree	667,000
Contingent consideration	1,717,000	R$ 0
Payment of contingencies	1,717,000
Hubcount [Member] | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	R$ 1,940,000
Useful life measured as period of time, intangible assets other than goodwill	7 years 2 months
Hubcount [Member] | Customer relationships | Discount rate, measurement input
Disclosure of detailed information about business combination [line items]
Discount rate | segment	15.3
Hubcount [Member] | Software
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill	R$ 2,104,000
Useful life measured as period of time, intangible assets other than goodwill	5 years
Hubcount [Member] | Software | Discount rate, measurement input
Disclosure of detailed information about business combination [line items]
Discount rate | segment	15.3